Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal					$ (2,533)	$ 0
State & Local					(7,566)	(1,813)
Current Federal, State and Local, Tax Expense (Benefit)					(10,099)	(1,813)
Federal					723,041	973,918
State & Local					385,342	98,749
Deferred Federal, State and Local, Tax Expense (Benefit)					1,108,383	1,072,667
Income tax benefit	$ 0	$ (23,000)	$ 0	$ (789,573)	$ 1,098,284	$ 1,070,854